Revenues	12 Months Ended
Jun. 30, 2019
Disclosure Of Revenues [Abstract]
Revenues

24.	Revenues

	06.30.19	06.30.18	06.30.17
Beef	4,033	3,373	2,912
Crops	4,517	3,763	2,701
Sugarcane	1,826	1,395	788
Cattle	435	503	274
Supplies	536	294	250
Dairy	362	166	213
Consignment	403	188	576
Advertising and brokerage fees	650	271	228
Agricultural rental and other services	147	509	296
Income from agricultural sales and services	12,909	10,462	8,238
Trading properties and developments	5,806	3,034	3,221
Communication services	29,879	25,548	26,252
Sale of communication equipment	10,357	8,782	8,810
Rental and services	20,992	19,250	19,678
Hotel operations, tourism services and others	2,722	2,210	1,708
Total revenues	82,665	69,286	67,907